Parent Company Only Condensed Financial Information - Additional Information (Detail) ¥ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Detailed Information Of Investments Accounted For Using The Equity Method [Line Items]
Payment for acquisition of investment assets	¥ 73,924,054			¥ 97,732,903	¥ 128,591,697
Dividend paid	1,438,792			7,628,573
Parent [member]
Disclosure Of Detailed Information Of Investments Accounted For Using The Equity Method [Line Items]
Payment for acquisition of investment assets	0			¥ 764,885	¥ 383,798
Dividend paid | $		$ 800
Virtual Bank [Member] | Parent [member]
Disclosure Of Detailed Information Of Investments Accounted For Using The Equity Method [Line Items]
Payment for acquisition of investment assets	¥ 845,503,000		$ 933